Average Annual Total Returns - FidelityGlobalCreditFund-AMCIZPRO - FidelityGlobalCreditFund-AMCIZPRO - Fidelity Global Credit Fund	Mar. 01, 2024
Fidelity Advisor Global Credit Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	2.47%
Past 5 years	0.11%
Past 10 years	0.28%
Fidelity Advisor Global Credit Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.99%
Past 5 years	(1.33%)
Past 10 years	(0.71%)
Fidelity Advisor Global Credit Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.42%
Past 5 years	(0.44%)
Past 10 years	(0.15%)
Fidelity Advisor Global Credit Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	2.60%
Past 5 years	0.13%
Past 10 years	0.29%
Fidelity Advisor Global Credit Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	4.92%
Past 5 years	0.19%
Past 10 years	0.09%
Fidelity Advisor Global Credit Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	7.14%
Past 5 years	1.20%
Past 10 years	0.95%
Fidelity Advisor Global Credit Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	7.21%
Past 5 years	1.29%
Since Inception	1.01%	[1]
LB324
Average Annual Return:
Past 1 year	8.68%
Past 5 years	2.17%
Past 10 years	2.85%
IXZM6
Average Annual Return:
Past 1 year	8.68%
Past 5 years	2.17%
Past 10 years	1.64%

[1]	AFrom October 2, 2018.